Quarterly Holdings Report
for

Fidelity® Value Fund

July 31, 2020

VAL-QTLY-0920
1.804828.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.6%
Liberty Global PLC Class C (a)	1,305,900	$29,722
Media - 1.9%
DISH Network Corp. Class A (a)	569,100	18,274
Interpublic Group of Companies, Inc.	2,454,000	44,295
Nexstar Broadcasting Group, Inc. Class A	432,400	37,900
		100,469

TOTAL COMMUNICATION SERVICES		130,191

CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.8%
BorgWarner, Inc.	1,141,800	41,790
Automobiles - 0.2%
Bayerische Motoren Werke AG (BMW)	151,100	9,736
Distributors - 0.6%
LKQ Corp. (a)	1,108,400	31,246
Diversified Consumer Services - 0.6%
Laureate Education, Inc. Class A (a)	2,629,700	33,345
Hotels, Restaurants & Leisure - 1.0%
Caesars Entertainment, Inc. (a)	1,381,004	42,880
Marriott Vacations Worldwide Corp.	109,900	9,304
		52,184
Household Durables - 2.3%
D.R. Horton, Inc.	454,600	30,076
Mohawk Industries, Inc. (a)	433,500	34,615
Tempur Sealy International, Inc. (a)	232,300	18,805
Whirlpool Corp.	228,400	37,257
		120,753
Internet & Direct Marketing Retail - 1.2%
eBay, Inc.	596,564	32,978
Expedia, Inc.	339,100	27,470
		60,448
Leisure Products - 0.5%
Mattel, Inc. (a)	2,277,400	25,302
Multiline Retail - 0.3%
Nordstrom, Inc. (b)	1,112,100	15,225
Specialty Retail - 2.8%
L Brands, Inc.	1,617,600	39,486
Lithia Motors, Inc. Class A (sub. vtg.)	140,600	32,218
Lowe's Companies, Inc.	146,700	21,845
Michaels Companies, Inc. (a)(b)	3,181,500	22,843
Sally Beauty Holdings, Inc. (a)	2,328,471	27,034
		143,426
Textiles, Apparel & Luxury Goods - 1.0%
PVH Corp.	365,300	17,775
Tapestry, Inc.	2,394,200	31,987
		49,762

TOTAL CONSUMER DISCRETIONARY		583,217

CONSUMER STAPLES - 5.0%
Beverages - 0.3%
Cott Corp.	881,200	12,522
Food & Staples Retailing - 0.7%
U.S. Foods Holding Corp. (a)	1,781,200	36,158
Food Products - 1.9%
Darling Ingredients, Inc. (a)	1,424,500	39,786
Nomad Foods Ltd. (a)	1,205,917	27,808
Post Holdings, Inc. (a)	349,700	31,032
		98,626
Household Products - 1.3%
Energizer Holdings, Inc.	634,500	31,807
Spectrum Brands Holdings, Inc.	648,800	35,139
		66,946
Personal Products - 0.2%
Edgewell Personal Care Co. (a)	391,697	11,708
Tobacco - 0.6%
Altria Group, Inc.	704,300	28,982

TOTAL CONSUMER STAPLES		254,942

ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Cabot Oil & Gas Corp.	463,400	8,666
Cenovus Energy, Inc. (Canada)	5,791,981	25,772
Cheniere Energy, Inc. (a)	1,077,900	53,334
Devon Energy Corp.	671,800	7,047
Energy Transfer Equity LP	2,244,700	14,703
Hess Corp.	944,500	46,479
Marathon Petroleum Corp.	491,699	18,783
Occidental Petroleum Corp.	305,100	4,802
Occidental Petroleum Corp. warrants 8/3/27 (a)	38,137	214
Pioneer Natural Resources Co.	92,700	8,984
Teekay LNG Partners LP	1,299,080	14,134
The Williams Companies, Inc.	1,548,500	29,623
Valero Energy Corp.	534,000	30,027
WPX Energy, Inc. (a)	1,089,500	6,504
		269,072
FINANCIALS - 12.0%
Banks - 2.4%
Bank of Kyoto Ltd.	314,900	11,498
First Citizens Bancshares, Inc.	63,992	27,252
M&T Bank Corp.	291,600	30,895
PacWest Bancorp	868,000	15,863
Signature Bank	223,200	22,885
Wells Fargo & Co.	401,000	9,728
Western Alliance Bancorp.	151,300	5,439
		123,560
Capital Markets - 1.9%
Ameriprise Financial, Inc.	311,100	47,794
Lazard Ltd. Class A	748,200	21,937
LPL Financial	343,300	27,128
		96,859
Consumer Finance - 3.4%
Ally Financial, Inc.	1,081,300	21,734
Capital One Financial Corp.	484,991	30,942
Discover Financial Services	816,200	40,345
Navient Corp.	1,480,700	11,786
OneMain Holdings, Inc.	1,361,200	39,066
SLM Corp.	4,757,296	32,207
		176,080
Diversified Financial Services - 0.3%
ECN Capital Corp.	4,157,100	14,649
Insurance - 3.7%
Allstate Corp.	291,400	27,505
AMBAC Financial Group, Inc. (a)	2,040,459	26,118
American International Group, Inc.	755,800	24,291
Assurant, Inc.	143,400	15,411
Axis Capital Holdings Ltd.	101,400	4,068
Fairfax Financial Holdings Ltd. (sub. vtg.)	53,100	16,637
First American Financial Corp.	288,400	14,711
Old Republic International Corp.	1,214,500	19,517
The Travelers Companies, Inc.	402,200	46,020
		194,278
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	393,500	14,099

TOTAL FINANCIALS		619,525

HEALTH CARE - 8.1%
Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc. (a)	575,183	58,951
Ascendis Pharma A/S sponsored ADR (a)	29,543	4,065
Viela Bio, Inc.	37,693	1,380
		64,396
Health Care Equipment & Supplies - 1.0%
Envista Holdings Corp. (a)	1,037,100	22,681
Hill-Rom Holdings, Inc.	62,231	6,050
Hologic, Inc. (a)	95,085	6,635
Teleflex, Inc.	19,946	7,442
Zimmer Biomet Holdings, Inc.	47,400	6,392
		49,200
Health Care Providers & Services - 3.2%
Centene Corp. (a)	738,900	48,213
Cigna Corp.	250,700	43,293
Humana, Inc.	76,800	30,140
Laboratory Corp. of America Holdings (a)	68,613	13,237
Patterson Companies, Inc.	69,262	1,840
Premier, Inc. (a)	837,000	29,270
Quest Diagnostics, Inc.	9,800	1,245
		167,238
Health Care Technology - 0.5%
Change Healthcare, Inc. (a)	2,253,800	26,279
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	129,219	12,448
Bio-Rad Laboratories, Inc. Class A (a)	18,452	9,685
IQVIA Holdings, Inc. (a)	64,260	10,178
PerkinElmer, Inc.	39,430	4,689
Syneos Health, Inc. (a)	96,513	6,021
		43,021
Pharmaceuticals - 1.3%
Bayer AG	305,300	20,282
Horizon Pharma PLC (a)	101,041	6,183
Jazz Pharmaceuticals PLC (a)	234,167	25,349
Mylan NV (a)	960,243	15,470
		67,284

TOTAL HEALTH CARE		417,418

INDUSTRIALS - 22.5%
Aerospace & Defense - 0.9%
Curtiss-Wright Corp.	175,800	15,667
General Dynamics Corp.	160,800	23,596
Rolls-Royce Holdings PLC	692,700	2,078
Spirit AeroSystems Holdings, Inc. Class A	262,900	5,145
		46,486
Air Freight & Logistics - 1.3%
FedEx Corp.	287,500	48,415
XPO Logistics, Inc.(a)	279,700	20,983
		69,398
Building Products - 1.1%
Jeld-Wen Holding, Inc. (a)	1,746,300	34,227
Johnson Controls International PLC	586,600	22,572
		56,799
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	570,900	20,495
HNI Corp.	279,954	8,315
Knoll, Inc.	1,553,800	18,195
The Brink's Co.	635,600	28,189
		75,194
Construction & Engineering - 3.6%
AECOM (a)	1,772,823	64,158
Arcadis NV	1,824,675	37,292
Fluor Corp.	1,647,700	16,790
Granite Construction, Inc. (b)	1,944,000	32,970
Willscot Mobile Mini Holdings (a)	2,289,100	34,474
		185,684
Electrical Equipment - 2.6%
Atkore International Group, Inc. (a)	692,486	18,469
Regal Beloit Corp.	361,756	33,271
Sensata Technologies, Inc. PLC (a)	1,726,106	65,558
Vertiv Holdings Co. (a)	979,400	14,201
		131,499
Industrial Conglomerates - 0.1%
General Electric Co.	1,083,300	6,576
Machinery - 2.3%
Allison Transmission Holdings, Inc.	1,590,685	59,428
Colfax Corp. (a)	438,400	12,749
Stanley Black & Decker, Inc.	304,800	46,732
		118,909
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	11,471	14,768
Professional Services - 2.7%
ASGN, Inc. (a)	457,000	31,286
Intertrust NV (c)	1,201,431	22,191
Manpower, Inc.	530,200	36,472
Nielsen Holdings PLC	3,358,500	48,463
		138,412
Road & Rail - 2.1%
AMERCO	800	254
Knight-Swift Transportation Holdings, Inc. Class A	645,300	28,064
Ryder System, Inc.	1,243,356	45,544
TFI International, Inc. (Canada)	828,600	35,954
		109,816
Trading Companies & Distributors - 4.0%
AerCap Holdings NV (a)	538,896	14,512
Beacon Roofing Supply, Inc. (a)	1,215,800	37,884
BMC Stock Holdings, Inc. (a)	361,300	9,249
Fortress Transportation & Infrastructure Investors LLC	925,838	13,980
GMS, Inc. (a)	604,200	14,156
HD Supply Holdings, Inc. (a)	1,393,520	48,913
MRC Global, Inc. (a)	2,082,124	12,389
United Rentals, Inc. (a)	130,900	20,338
Univar, Inc. (a)	1,911,800	33,782
		205,203

TOTAL INDUSTRIALS		1,158,744

INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 0.9%
Extreme Networks, Inc. (a)	1,315,462	5,985
F5 Networks, Inc. (a)	165,000	22,424
ViaSat, Inc. (a)	514,400	19,527
		47,936
Electronic Equipment & Components - 1.1%
Flextronics International Ltd. (a)	3,677,700	42,257
Insight Enterprises, Inc. (a)	257,900	12,854
		55,111
IT Services - 1.9%
Capgemini SA	213,200	27,500
DXC Technology Co.	1,503,036	26,919
Econocom Group SA	5,528,426	15,304
Unisys Corp. (a)	2,633,719	31,315
		101,038
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	166,500	19,569
ON Semiconductor Corp. (a)	1,323,000	27,254
		46,823
Software - 0.7%
Micro Focus International PLC	377,200	1,358
SS&C Technologies Holdings, Inc.	580,500	33,379
		34,737

TOTAL INFORMATION TECHNOLOGY		285,645

MATERIALS - 11.3%
Chemicals - 5.8%
Axalta Coating Systems Ltd. (a)	1,565,978	34,765
Celanese Corp. Class A	144,339	14,030
DuPont de Nemours, Inc.	872,840	46,679
Eastman Chemical Co.	253,200	18,896
Element Solutions, Inc. (a)	2,508,500	27,242
FMC Corp.	124,025	13,153
Huntsman Corp.	330,700	6,118
Olin Corp.	2,357,980	26,504
The Chemours Co. LLC	1,278,800	23,696
Tronox Holdings PLC	3,700,074	28,195
W.R. Grace & Co.	730,000	33,675
Westlake Chemical Corp. (b)	449,300	24,487
		297,440
Construction Materials - 1.6%
Eagle Materials, Inc.	354,400	28,434
Grupo Cementos de Chihuahua S.A.B. de CV	2,693,700	12,682
Martin Marietta Materials, Inc.	59,683	12,365
Summit Materials, Inc. (a)	1,813,000	26,687
		80,168
Containers & Packaging - 3.1%
Avery Dennison Corp.	110,290	12,500
Berry Global Group, Inc. (a)	1,024,300	51,205
Crown Holdings, Inc. (a)	594,100	42,526
O-I Glass, Inc.	2,950,484	30,803
WestRock Co.	936,200	25,146
		162,180
Metals & Mining - 0.8%
Barrick Gold Corp.	229,185	6,626
Constellium NV (a)	2,581,500	20,678
First Quantum Minerals Ltd.	669,600	5,659
Steel Dynamics, Inc.	257,665	7,063
		40,026

TOTAL MATERIALS		579,814

REAL ESTATE - 8.5%
Equity Real Estate Investment Trusts (REITs) - 7.1%
Alexandria Real Estate Equities, Inc.	253,700	45,044
American Tower Corp.	84,404	22,062
CubeSmart	2,038,537	60,483
Douglas Emmett, Inc.	770,400	22,449
Equinix, Inc.	61,000	47,914
Equity Lifestyle Properties, Inc.	421,422	28,792
Essex Property Trust, Inc.	70,600	15,584
Four Corners Property Trust, Inc.	897,800	22,625
Iron Mountain, Inc.	958,800	27,029
National Retail Properties, Inc.	564,588	20,015
RLJ Lodging Trust	3,011,700	24,124
VICI Properties, Inc.	1,325,700	28,781
		364,902
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	877,692	38,452
Cushman & Wakefield PLC (a)	3,079,982	32,956
		71,408

TOTAL REAL ESTATE		436,310

UTILITIES - 6.9%
Electric Utilities - 2.2%
Edison International	1,016,500	56,589
Exelon Corp.	666,808	25,745
FirstEnergy Corp.	95,900	2,781
PG&E Corp. (a)	3,036,700	28,393
		113,508
Independent Power and Renewable Electricity Producers - 2.5%
The AES Corp.	3,952,400	60,195
Vistra Corp.	3,721,300	69,440
		129,635
Multi-Utilities - 2.2%
CenterPoint Energy, Inc.	2,780,765	52,862
Dominion Energy, Inc.	342,867	27,783
Sempra Energy	261,497	32,546
		113,191

TOTAL UTILITIES		356,334

TOTAL COMMON STOCKS
(Cost $4,938,680)		5,091,212
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.11% 8/13/20 (d)
(Cost $4,690)	4,690	4,690
	Shares	Value (000s)

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.14% (e)	61,807,542	$61,826
Fidelity Securities Lending Cash Central Fund 0.13% (e)(f)	38,457,165	38,461
TOTAL MONEY MARKET FUNDS
(Cost $100,280)		100,287
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $5,043,650)		5,196,189
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(45,107)
NET ASSETS - 100%		$5,151,082

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	179	Sept. 2020	$33,303	$183	$183

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,191,000 or 0.4% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,836,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$446
Fidelity Securities Lending Cash Central Fund	874
Total	$1,320

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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